CONVERTIBLE PROMISSORY NOTE (Details)														12 Months Ended
	Dec. 21, 2020 CAD ($) shares	Dec. 21, 2020 USD ($) $ / shares	Oct. 16, 2020 CAD ($) shares	Oct. 16, 2020 USD ($) $ / shares	Sep. 29, 2020 CAD ($) shares	Sep. 29, 2020 USD ($) $ / shares	Jun. 29, 2020 CAD ($) shares	Jun. 29, 2020 USD ($) $ / shares	May 07, 2020 CAD ($)	May 07, 2020 USD ($)	Apr. 17, 2020 CAD ($)	Apr. 17, 2020 USD ($)	Apr. 14, 2020 USD ($) Tranche $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Apr. 14, 2020 CAD ($) shares
Convertible note [Abstract]
Issue discount percentage														5.00%	5.00%
Discount rate														11.31%	11.31%
Incentive shares allocated value															$ 0
Fair value of derivative liability														$ 794,631		$ 0
Realized loss on fair value of derivative liability														287,661		0
Unrealized loss from remeasurement of outstanding derivative liabilities														$ 587,577		$ 0
First Convertible Note [Member]
Convertible note [Abstract]
Issued													$ 367,500
Interest rate																	10.00%
Issue discount amount paid													$ 17,500
Number of tranches | Tranche													2
Period of maturity date													225 days
Second Convertible Note [Member]
Convertible note [Abstract]
Issued							$ 273,526	$ 210,000
Interest rate							5.00%
Issue discount amount paid								$ 10,000
Maturity date														February 9, 2021	February 9, 2021
Fair value of conversion option							$ 60,816
Residual value							$ 212,710
Effective interest rate percentage							33.98%
Third Convertible Note [Member]
Convertible note [Abstract]
Issued					$ 201,178	$ 157,500
Interest rate					5.00%
Issue discount amount paid						$ 7,500
Maturity date														March 28, 2021	March 28, 2021
Fair value of conversion option					$ 47,535
Residual value					$ 153,643
Effective interest rate percentage					37.44%
Forth Convertible Note [Member]
Convertible note [Abstract]
Issued			$ 99,239	$ 78,750
Interest rate			5.00%
Issue discount amount paid				$ 3,750
Maturity date														April 14, 2021	April 14, 2021
Fair value of conversion option			$ 29,544
Residual value			$ 69,695
Effective interest rate percentage			48.62%
Fifth Convertible Note [Member]
Convertible note [Abstract]
Issued	$ 128,770	$ 105,000
Interest rate	5.00%
Issue discount amount paid		$ 5,000
Maturity date														June 19, 2021	June 19, 2021
Fair value of conversion option	$ 38,631
Residual value	$ 90,139
Effective interest rate percentage	49.31%
Bottom of Range [Member]
Convertible note [Abstract]
Interest rate														5.00%
Conversion price (in dollars per share) | $ / shares															$ 0.06
Top of Range [Member]
Convertible note [Abstract]
Interest rate														10.00%
Conversion price (in dollars per share) | $ / shares															$ 0.08
First Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued											$ 350,092	$ 262,500
Fair value of conversion option											85,981
Residual value											$ 264,111
Effective interest rate percentage											37.12%	37.12%
Number of shares converted (in shares) | shares														4,929,897	4,929,897
Shares converted value														$ 756,919
Second Tranche [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Issued									$ 139,893	$ 105,000
Maturity date														December 18, 2020	December 18, 2020
Fair value of conversion option									39,528
Residual value									$ 100,365
Effective interest rate percentage									49.31%	49.31%
Common Stock [Member] | First Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares													$ 0.06
Shares issued (in shares) | shares																	600,000
Common stock shares valued																	$ 0
Common Stock [Member] | Second Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares								$ 0.08
Shares issued (in shares) | shares							300,000
Common stock shares valued							$ 0
Common Stock [Member] | Third Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares						$ 0.06
Shares issued (in shares) | shares					150,000
Common stock shares valued					$ 11,250
Common Stock [Member] | Forth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 0.06
Shares issued (in shares) | shares			75,000
Common stock shares valued			$ 0
Common Stock [Member] | Fifth Convertible Note [Member]
Convertible note [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 0.06
Shares issued (in shares) | shares	100,000
Common stock shares valued	$ 0